Cover	Aug. 05, 2021
Cover [Abstract]
Entity Registrant Name	AutoWeb, Inc.
Entity Central Index Key	0001023364
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 05, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-34761
Entity Tax Identification Number	33-0711569
Entity Address Address Line 1	400 North Ashley Drive
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33602-4314
City Area Code	949
Local Phone Number	225-4500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AUTO
Security Exchange Name	NASDAQ